Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 479,975,810	$ 439,352,493
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	83,299,572	86,890,829
Tennant Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	19,228,344	23,295,226
Common investment trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	377,447,894	329,166,438
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	102,527,916	110,186,055
Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	83,299,572	86,890,829
Level 1 | Tennant Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	19,228,344	23,295,226
Level 1 | Common investment trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	377,447,894	329,166,438
Level 2 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Tennant Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Common investment trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	377,447,894	329,166,438
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Tennant Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Common investment trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 0	$ 0